SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Revenue recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Electricity
Revenue recognition:
Amount of performance based energy incentives	$ 9,402	$ 6,628	$ 3,915